Acquisitions, Narrative (Details) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended	3 Months Ended						0 Months Ended	6 Months Ended	0 Months Ended
	Jun. 30, 2012 Martinez Marine Terminal Acquisition	Jun. 30, 2012 Martinez Marine Terminal Acquisition Limited partner common units	Jun. 30, 2012 Martinez Marine Terminal Acquisition General partner units	Jun. 30, 2012 Martinez Marine Terminal Acquisition Single-berth dock dock	Jun. 30, 2012 Martinez Marine Terminal Acquisition Storage tanks tanks bbl	Jun. 30, 2012 Martinez Marine Terminal Acquisition Short-haul pipelines pipelines	Jun. 30, 2012 Martinez Marine Terminal Acquisition Firewater tanks bbl tanks	Sep. 14, 2012 Long Beach Assets Acquisition	Jun. 30, 2012 Long Beach Assets Acquisition	Sep. 14, 2012 Long Beach Assets Acquisition Limited partner common units	Sep. 14, 2012 Long Beach Assets Acquisition General partner units	Sep. 14, 2012 Long Beach Assets Acquisition Storage tanks bbl tanks	Sep. 14, 2012 Long Beach Assets Acquisition Short-haul pipelines pipelines	Sep. 14, 2012 Long Beach Assets Acquisition Two-vessel berth dock dock	Sep. 14, 2012 Long Beach Assets Acquisition LA short-haul pipelines	Sep. 14, 2012 Long Beach Assets Acquisition Refined products pipelines from Wilmington Refinery pipelines	Sep. 14, 2012 Long Beach Assets Acquisition Pipeline leased to third party pipelines
Business Acquisition
Effective date of Acquisition	Apr. 01, 2012								Sep. 14, 2012
Total consideration	$ 75.0							$ 210.0
Cash consideration	67.5							189.0
Equity consideration, value	$ 7.5							$ 21.0
Equity consideration, number of units (units)		206,362	4,212							462,825	9,446
Capacity (bpd)				145,000				200,000							70,000
Limited partnership interest		1.00%								1.00%
Number of assets (assets)				1	5	5	2					6	3	1		2	1
Capacity (barrels)					425,000		48,000					235,000